[USAA                      USAA AGGRESSIVE GROWTH FUND
EAGLE
LOGO (R)]                 SUPPLEMENT DATED MAY 26, 2006
                                TO THE PROSPECTUS
                             DATED DECEMBER 1, 2005

There will be a Special Meeting of Shareholders of the Fund on July 19, 2006, to vote on, among other things, a proposed reorganization of the Fund. In connection with the reorganization, which if approved by shareholders would take effect on August 1, 2006, the Fund's diversification status would change from diversified to non-diversified, the Fund's transfer agency fee would decrease from $26 to $23, and the Fund's advisory fee breakpoints would change as set forth in the following table:

    ----------------------------------------------------------------------------
                         CURRENT BREAKPOINTS           PROPOSED BREAKPOINTS
    BASE FEE             (AVERAGE NET ASSETS)          (AVERAGE NET ASSETS)
    ----------------------------------------------------------------------------
    ----------------------------------------------------------------------------
         0.50%            $0 to $200 million            $0 to 750 million
         0.40%            Next $100 million             Next $750 million
         0.33%            Over $300 million             Over $1.5 billion
    ----------------------------------------------------------------------------

Details of the proposed reorganization are set forth in a proxy statement that was filed with the U.S. Securities and Exchange Commission on May 26, 2006.

                                                                      60153-0506

[USAA                     USAA FIRST START GROWTH FUND
EAGLE
LOGO (R)]                 SUPPLEMENT DATED MAY 26, 2006
                                TO THE PROSPECTUS
                             DATED DECEMBER 1, 2005


There will be a Special Meeting of Shareholders of the Fund on July 19, 2006, to vote on, among other things, a proposed reorganization of the Fund. In connection with the reorganization, which if approved by shareholders would take effect on August 1, 2006, the Fund's investment objective would change from that of seeking "long-term capital appreciation" to that of seeking "long-term capital growth with reduced volatility over time." The Fund's strategy to achieve this objective will be to invest primarily in equity securities when IMCO believes the reward characteristics outweigh the risk in the market. The Fund's principal strategy will also emphasize that the Fund may invest up to 80% in bonds and cash equivalents to reduce volatility depending on IMCO's view of the overall direction of the stock market. In addition, the benchmark index used in calculating the Fund's performance fees would change from the Lipper
Large-Cap Growth Funds Index to the Lipper Flexible Portfolio Funds Index. Details of the proposed reorganization are set forth in a proxy statement that was filed with the U.S. Securities and Exchange Commission on May 26, 2006.


                                                                      60154-0506

[USAA                       USAA CAPITAL GROWTH FUND
EAGLE
LOGO (R)]                 SUPPLEMENT DATED MAY 26, 2006
                                TO THE PROSPECTUS
                             DATED DECEMBER 1, 2005

There will be a Special Meeting of Shareholders of the Fund on July 19, 2006, to vote on, among other things, a proposed reorganization of the Fund. In connection with the reorganization, which if approved by shareholders would take effect on August 1, 2006, the benchmark index used in calculating the Fund's performance fees would formally change from the Lipper Small-Cap Growth Funds Index to the Lipper Global Funds Index. Details of the proposed reorganization are set forth in a proxy statement that was filed with the U.S. Securities and Exchange Commission on May 26, 2006.



                                                                      60156-0506

[USAA                        USAA MUTUAL FUND, INC.
EAGLE                     SUPPLEMENT DATED MAY 26, 2006
LOGO (R)]          TO THE STATEMENT OF ADDITIONAL INFORMATION
                             DATED DECEMBER 1, 2005

                             USAA MUTUAL FUND, INC.
                (S&P 500 INDEX FUND, EXTENDED MARKET INDEX FUND,
                           AND NASDAQ-100 INDEX FUND)
                          SUPPLEMENT DATED MAY 26, 2006
                   TO THE STATEMENT OF ADDITIONAL INFORMATION
                                DATED MAY 1, 2006




Dr. Laura T. Starks has resigned from the Board of Directors.


                                                                      60302-0506